EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss for the purpose of basic earnings per share
Net profit (loss) attributable to the shareholders of the Group	$ 118,925	$ (38,795)	$ (43,487)
Effect of dilutive potential on ordinary share	0	0	0
Profit (loss) for the purposes of diluted profit (loss) per share	$ 118,925	$ (38,795)	$ (43,487)
Number of shares for the purpose of calculating basic and diluted profit/(loss) per share
Weighted average number of ordinary shares for the purpose of basic profit/(loss) per share	19,150,787	18,966,414	19,022,665
Effect of dilutive potential ordinary shares due to FSP share awards	861,168	0	0
Weighted average number of ordinary shares for the purpose of diluted profit/(loss) per share	20,011,955	18,966,414	19,022,665
Basic profit (loss) per share	$ 6.21	$ (2.05)	$ (2.29)
Diluted profit (loss) per share	$ 5.94	$ (2.05)	$ (2.29)